UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311
                                                    -----------

                             The GAMCO Mathers Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
              ----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                             ---------------

                   Date of reporting period: December 31, 2006
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               GAMCO MATHERS FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2006

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of the factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The GAMCO Mathers Fund total return for the year ended December 31, 2006 was 2.88% versus 15.79% for the Standard & Poor's 500 Index.

      The Fund had a 7.30% average net short portfolio structure during 2006 (14.6% long minus 21.9% short based on the average of quarter end data). The individual long stocks segment of the portfolio and the fixed income portion, which was limited to short-term U.S. Treasury bills and U.S. Treasury collateralized repurchase agreements, added to the Fund's total return in 2006. The short stocks and equity indices segment had a modest negative return.

      During the year, a portion of the Fund's long common stock segment was invested in takeover-target companies subject to friendly, all cash tender or merger offers from acquiring companies. The Fund purchased these event-driven stocks after the deals were publicly announced, generally by financially strong, strategic buyers. Deal arbitrage stocks typically earn relatively attractive annualized returns, but are held for short time periods resulting in a disproportionately high portfolio turnover rate, which can be misleading.

      At year end 2006, stocks were 32.4% of assets, with 12.6% in long and 19.7% in short stock positions, resulting in a 7.1% net short exposure. The remainder of the portfolio, as has been the case for an extended time period, was invested in short-term U.S. Treasury bills and U.S. Treasury collateralized repurchase agreements awaiting investment opportunities to initiate new long and short positions. This compares to a 42.1% gross stock exposure (longs plus shorts) at year-end 2005, comprised of 11.1% long and 31.0% short with a 19.9% net short exposure (longs minus shorts).

                                         Sincerely yours,

                                         /s/ Bruce N. Alpert

                                         Bruce N. Alpert
                                         Executive Vice President
February 20, 2007

[GRAPH OMITTED] PLOT POINTS FOLLOW:

GROWTH OF A $10,000 INVESTMENT IN GAMCO MATHERS FUND (Log Scale)

             GAMCO MATHERS FUND       S&P 500 INDEX

                  $ 10,000              $ 10,000
           65       12,122                10,768
                    12,632                 9,685
                    24,332                12,007
                    30,868                13,335
                    29,016                12,200
           70       29,588                12,688
                    35,455                14,504
                    41,173                17,256
                    25,877                14,731
                    17,957                10,832
           75       28,201                14,863
                    40,716                18,408
                    46,496                17,071
                    53,496                18,194
                    78,404                21,550
           80      109,990                28,535
                   101,473                27,135
                   116,548                32,942
                   135,388                40,360
                   131,890                42,888
           85      168,124                56,518
                   191,625                67,095
                   243,431                70,614
                   276,841                82,310
                   305,644               108,360
           90      337,510               105,007
                   369,381               136,922
                   380,867               147,334
                   389,017               162,159
                   366,092               164,281
           95      391,770               225,952
                   391,477               277,826
                   403,249               370,512
                   382,225               476,899
                   404,074               577,321
           00      424,366               524,741
                   442,406               462,376
                   390,400               360,187
                   382,816               463,522
                   378,843               513,924
           05      383,484               539,178
                   394,531               624,340

PERCENT AVERAGE ANNUAL TOTAL RETURNS *

                           1 YR     5 YRS     10 YRS     20 YRS    30 YRS    41 YRS**
                           ----     -----     ------     ------    ------    --------
GAMCO MATHERS FUND         2.88     (2.26)     0.08       3.68       7.86      9.29
Standard & Poor's 500     15.79      6.19      8.42      11.80      12.46     10.50

* ALL PERIODS ENDED 12/31/06. AVERAGE ANNUAL TOTAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. PLEASE VISIT WWW.GABELLI.COM TO OBTAIN PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. THE STANDARD & POOR'S 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

** FROM COMMENCEMENT OF INVESTMENT OPERATIONS ON AUGUST 19, 1965.

NOTE: The opinions expressed in this report reflect those of the Portfolio Manager only through the date of the shareholder letter and are subject to change at any time based on market and other conditions.

To obtain a copy of the Fund's prospectus, please contact Gabelli Funds at One Corporate Center, Rye, NY 10580-1422, by calling 800-GABELLI (800-422-3554) or visit our website www.gabelli.com.

GAMCO MATHERS FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                     Beginning         Ending        Annualized      Expenses
                   Account Value    Account Value     Expense      Paid During
                     07/01/06         12/31/06         Ratio         Period*
--------------------------------------------------------------------------------
GAMCO MATHERS FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
GAMCO Mathers        $1,000.00       $1,009.50          2.09%        $10.59

HYPOTHETICAL 5% RETURN
GAMCO Mathers        $1,000.00       $1,014.67          2.09%        $10.61

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

GAMCO MATHERS FUND -
   LONG POSITIONS                                   PERCENT

U.S. Government Obligations .......................  83.6%
Repurchase Agreements .............................   3.8%
Environmental Services ............................   3.1%
Health Care .......................................   2.8%
Diversified Industrial ............................   2.4%
Financial Services ................................   1.3%
Food and Beverage .................................   1.0%
Computer Software and Services ....................   0.9%
Business Services .................................   0.8%
Energy and Utilities: Natural Gas .................   0.3%


GAMCO MATHERS FUND -
   SHORT POSITIONS                                 PERCENT

Exchange Traded Funds .............................  (5.6)%
Retail ............................................  (4.4)%
Entertainment .....................................  (2.9)%
Consumer Products .................................  (1.7)%
Home Furnishings ..................................  (1.5)%
Equipment .........................................  (1.5)%
Metals and Mining .................................  (0.6)%
Real Estate .......................................  (0.5)%
Hotels and Gaming .................................  (0.3)%
Automotive ........................................  (0.3)%
Restaurants .......................................  (0.3)%
Financial Services ................................  (0.1)%


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                            MARKET
      SHARES                                   COST          VALUE
      ------                                   ----         ------

              COMMON STOCKS -- 12.6%
              BUSINESS SERVICES -- 0.8%
       4,000  The Brink's Co. ............$   241,184    $   255,680
                                          -----------    -----------

              COMPUTER SOFTWARE AND SERVICES -- 0.9%
       5,000  CACI International Inc.,
                Cl. A+ ...................    244,588        282,500
                                          -----------    -----------
              DIVERSIFIED INDUSTRIAL -- 2.4%
      10,000  Mueller Water Products Inc.,
                Cl. A ....................    150,000        148,700
      20,000  Tyco International Ltd. ....    526,463        608,000
                                          -----------    -----------
                                              676,463        756,700
                                          -----------    -----------
              ENERGY AND UTILITIES: NATURAL GAS -- 0.3%
      15,000  Dynegy Inc., Cl. A+ ........    101,746        108,600
                                          -----------    -----------
              ENVIRONMENTAL SERVICES -- 3.1%
       3,000  Veolia Environnement, ADR ..    101,550        225,780
      20,000  Waste Management Inc. ......    604,697        735,400
                                          -----------    -----------
                                              706,247        961,180
                                          -----------    -----------
              FINANCIAL SERVICES -- 1.3%
      25,000  New York Community
                Bancorp Inc. .............    433,108        402,500
                                          -----------    -----------
              FOOD AND BEVERAGE -- 1.0%
      10,000  Hain Celestial Group Inc.+ .    205,834        312,100
                                          -----------    -----------
              HEALTH CARE -- 2.8%
      10,000  Abbott Laboratories ........    427,750        487,100
       8,000  Baxter International Inc. ..    265,459        371,120
                                          -----------    -----------
                                              693,209        858,220
                                          -----------    -----------
              TOTAL COMMON STOCKS ........  3,302,379      3,937,480
                                          -----------    -----------
   PRINCIPAL
    AMOUNT
   --------
              SHORT-TERM OBLIGATIONS -- 87.4%
              REPURCHASE AGREEMENTS -- 3.8%
 $ 1,193,132  State Street Bank & Trust Co.,
                4.500%, dated 12/29/06,
                due 01/03/07, proceeds at
                maturity, $1,193,878 (a) .  1,193,132      1,193,132
                                          -----------    -----------
              U.S. GOVERNMENT  OBLIGATIONS -- 83.6%
  26,000,000  U.S. Treasury Bills,
                4.312%++, 01/04/07 (b) ... 25,982,512     25,982,513
                                          -----------    -----------
              TOTAL SHORT-TERM
                OBLIGATIONS .............. 27,175,644     27,175,645
                                          -----------    -----------
              TOTAL
                INVESTMENTS -- 100.0% ....$30,478,023     31,113,125
                                          ===========

              SECURITIES SOLD SHORT -- (19.7)%
                (Proceeds received $5,999,384) .......... (6,142,090)

              OTHER ASSETS AND LIABILITIES (NET) -- 19.7%  6,132,226
                                                         -----------
              NET ASSETS -- 100.0% ......................$31,103,261
                                                         ===========

                                                            MARKET
      SHARES                                PROCEEDS         VALUE
      ------                                --------        ------

              SECURITIES SOLD SHORT -- (19.7)%
              COMMON STOCKS SOLD SHORT -- (14.1)%
              AUTOMOTIVE -- (0.3)%
       3,000  General Motors Corp. .......$   104,109    $    92,160
                                          -----------    -----------
              CONSUMER PRODUCTS -- (1.7)%
       1,000  Harley-Davidson Inc. .......     69,537         70,470
      10,000  Polaris Industries Inc. ....    530,660        468,300
                                          -----------    -----------
                                              600,197        538,770
                                          -----------    -----------
              ENTERTAINMENT -- (2.9)%
      10,000  Carnival Corp. .............    404,422        490,500
      10,000  Royal Caribbean Cruises Ltd.    363,898        413,800
                                          -----------    -----------
                                              768,320        904,300
                                          -----------    -----------
              EQUIPMENT -- (1.5)%
      10,000  Toro Co. ...................    425,442        466,300
                                          -----------    -----------
              FINANCIAL SERVICES -- (0.1)%
       1,000  Morningstar Inc. ...........     44,875         45,050
                                          -----------    -----------
              HOME FURNISHINGS -- (1.5)%
      10,000  Ethan Allen Interiors Inc. .    374,048        361,100
      10,000  La-Z-Boy Inc. ..............    199,978        118,700
                                          -----------    -----------
                                              574,026        479,800
                                          -----------    -----------
              HOTELS AND GAMING -- (0.3)%
       1,000  Wynn Resorts Ltd. ..........     91,406         93,850
                                          -----------    -----------
              METALS AND MINING -- (0.6)%
      10,000  AK Steel Holding Corp. .....    138,299        169,000
                                          -----------    -----------
              REAL ESTATE -- (0.5)%
       5,000  CB Richard Ellis Group Inc.,
                Cl. A ....................    156,795        166,000
                                          -----------    -----------
              RESTAURANTS -- (0.3)%
       3,000  The Cheesecake Factory Inc.      80,458         73,800
                                          -----------    -----------
              RETAIL -- (4.4)%
       5,000  Amazon.com Inc. ............    191,494        197,300
       3,000  Starbucks Corp. ............    110,912        106,260
      10,000  The Home Depot Inc. ........    363,776        401,600
      10,000  Tiffany & Co. ..............    304,243        392,400
      10,000  Zale Corp. .................    303,833        282,100
                                          -----------    -----------
                                            1,274,258      1,379,660
                                          -----------    -----------
              TOTAL COMMON STOCKS
                SOLD SHORT ...............  4,258,185      4,408,690
                                          -----------    -----------
              EXCHANGE TRADED FUNDS SOLD SHORT -- (5.6)%
      10,000  iShares Russell 2000 Index .    783,476        780,300
      10,000  iShares S&P SmallCap
                600 Index ................    662,092        659,900
       2,000  MidCap SPDR Trust, Ser. 1 ..    295,631        293,200
                                          -----------    -----------
              TOTAL EXCHANGE TRADED
                FUNDS SOLD SHORT .........  1,741,199      1,733,400

              TOTAL SECURITIES
                SOLD SHORT ...............$ 5,999,384    $ 6,142,090
                                          ===========    ===========
----------------
(a) Collateralized by $1,040,000 U.S. Treasury Bond, 6.250%, due 08/15/23, market value $1,218,234.
(b) At December 31, 2006, $23,000,000 of the principal amount was pledged as collateral for securities sold short.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
SPDR Standard & Poor's Depository Receipts

                 See accompanying notes to financial statements.

                               GAMCO MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $30,478,023) ... $ 31,113,125
  Deposit at brokers .........................      240,248
  Receivable for investments sold ............    5,999,384
  Dividends and interest receivable ..........       10,453
  Prepaid expense ............................        3,456
                                               ------------
  TOTAL ASSETS ...............................   37,366,666
                                               ------------
LIABILITIES:
  Securities sold short (proceeds $5,999,384)     6,142,090
  Payable for Fund shares redeemed ...........       42,503
  Payable for investment advisory fees .......       26,574
  Payable for distribution fees ..............        6,644
  Dividends payable on securities sold short          2,224
  Other accrued expenses .....................       43,370
                                               ------------
  TOTAL LIABILITIES ..........................    6,263,405
                                               ------------
  NET ASSETS applicable to 3,003,049
    shares outstanding ....................... $ 31,103,261
                                               ============
NET ASSETS CONSIST OF:
  Paid-in capital, at $0.001 par value ....... $ 45,139,845
  Accumulated distributions in excess of net
    investment income ........................      (10,648)
  Accumulated net realized loss on investments
    and securities sold short ................  (14,518,332)
  Net unrealized depreciation on securities
    sold short ...............................     (142,706)
  Net unrealized appreciation on investments        635,102
                                               ------------
  NET ASSETS ................................. $ 31,103,261
                                               ============
  NET ASSET VALUE, offering and redemption price
    per share ($31,103,261 / 3,003,049 shares
    outstanding; unlimited number of
    shares authorized) .......................       $10.36
                                                     ======

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $492) .... $    79,395
  Interest ....................................   1,326,870
  Other income ................................     318,064
                                                -----------
  TOTAL INVESTMENT INCOME .....................   1,724,329
                                                -----------
EXPENSES:
  Investment advisory fees ....................     336,392
  Distribution fees ...........................      84,098
  Dividends on securities sold short ..........      93,315
  Trustees' fees ..............................      56,000
  Shareholder services fees ...................      42,705
  Shareholder communications expenses .........      42,561
  Registration expenses .......................      21,870
  Legal and audit fees ........................      21,010
  Custodian fees ..............................      10,578
  Interest expense ............................          67
  Miscellaneous expenses ......................      12,536
                                                -----------
  TOTAL EXPENSES ..............................     721,132
  Less: Custodian fee credits .................      (1,457)
                                                -----------
  NET EXPENSES ................................     719,675
                                                -----------
  NET INVESTMENT INCOME .......................   1,004,654
                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments ............      37,153
  Net realized loss on securities sold short ..  (1,174,643)
                                                -----------
  Net realized loss on investments and
    securities sold short .....................  (1,137,490)
                                                -----------
  Net change in unrealized appreciation/
    depreciation on investments ...............     510,323
  Net change in unrealized appreciation/
    depreciation on securities sold short .....     594,545
                                                -----------
  Net change in unrealized appreciation/
    depreciation on investments and
    securities sold short .....................   1,104,868
                                                -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND SECURITIES SOLD SHORT .....     (32,622)
                                                -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................... $   972,032
                                                ===========





                 See accompanying notes to financial statements.

                               GAMCO MATHERS FUND




STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     YEAR ENDED             YEAR ENDED
                                                                                  DECEMBER 31, 2006     DECEMBER 31, 2005
                                                                                  -----------------     -----------------
OPERATIONS:
  Net investment income .........................................................   $ 1,004,654           $   501,742
  Net realized gain on investments ..............................................        37,153               460,950
  Net realized loss on securities sold short ....................................    (1,174,643)             (124,472)
  Net change in unrealized appreciation/depreciation on investments and
    securities sold short .......................................................     1,104,868              (366,043)
                                                                                    -----------           -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................       972,032               472,177
                                                                                    -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income .........................................................    (1,015,302)             (633,197)
                                                                                    -----------           -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................................    (1,015,302)             (633,197)
                                                                                    -----------           -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets from shares of beneficial interest transactions ....    (6,467,599)           (3,482,717)
                                                                                    -----------           -----------
  REDEMPTION FEES ...............................................................            --                    28
                                                                                    -----------           -----------
  NET DECREASE IN NET ASSETS ....................................................    (6,510,869)           (3,643,709)
NET ASSETS:
  Beginning of period ...........................................................    37,614,130            41,257,839
                                                                                    -----------           -----------
  End of period (including undistributed net investment income
    of $0 and $0, respectively) .................................................   $31,103,261           $37,614,130
                                                                                    ===========           ===========


                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. GAMCO Mathers Fund (the "Fund"), formerly the Gabelli Mathers Fund, was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, the Fund had an investment of $1,193,132 in a repurchase agreement.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at December 31, 2006 are reported in the Schedule of Investments.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value of the Fund. For the year ended December 31, 2006, reclassifications were made to decrease accumulated net realized loss on investments and securities sold short by $7,533,490, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 were $1,015,302 and $633,197, respectively, of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

      Accumulated capital loss carryforward ...................  $(14,477,736)
      Net unrealized appreciation on investments ..............       594,506
      Net unrealized depreciation on securities sold short ....      (142,706)
      Distributions in excess of ordinary income ..............       (10,648)
                                                                 ------------
      Total ...................................................  $(14,036,584)
                                                                 ============

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $14,477,736, which are available to reduce future required distributions of net capital gains to shareholders. $12,430,175 is available through 2010; $670,201 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014. During the current fiscal year, the Fund had capital loss carryforward expirations of $7,533,490.

The following summarizes the tax cost of investments, proceeds of short sales, and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                                         GROSS            GROSS         NET UNREALIZED
                                     COST/            UNREALIZED       UNREALIZED        APPRECIATION/
                                  (PROCEEDS)         APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                  ----------         ------------     ------------      --------------
      Investments .............  $30,518,619           $667,010         $ (72,504)        $ 594,506
      Short sales .............   (5,999,384)           209,377          (352,083)         (142,706)

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar-year open-end fund no later than its June 29, 2007 net asset value ("NAV") per share, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee that is not considered an affiliated person an annual retainer of $5,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the fiscal year ended December 31, 2006, the Fund incurred distribution costs payable to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, of $84,098, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $5,870,459 and $6,411,686, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $11,140 to Gabelli & Company.

GAMCO MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                                              YEAR ENDED                         YEAR ENDED
                                                           DECEMBER 31, 2006                  DECEMBER 31, 2005
                                                     ----------------------------        --------------------------
                                                        SHARES          AMOUNT            SHARES           AMOUNT
                                                     ----------      ------------        --------       -----------
Shares sold ......................................      321,631      $  3,346,542          75,743       $   802,570
Shares issued upon reinvestment of distributions         89,008           920,344          49,507           515,369
Shares redeemed ..................................   (1,011,815)      (10,734,485)       (454,828)       (4,800,656)
                                                     ----------      ------------        --------       -----------
  Net decrease ...................................     (601,176)     $ (6,467,599)       (329,578)      $(3,482,717)
                                                     ==========      ============        ========       ===========

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $0 and $28, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

GAMCO MATHERS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                                                                           YEAR ENDED DECEMBER 31,
                                                           ----------------------------------------------------------
                                                             2006          2005        2004        2003        2002
                                                           --------      -------     -------      -------     -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period .................   $ 10.44      $ 10.49     $ 10.60      $ 10.81     $ 12.25
                                                            -------      -------     -------      -------     -------
   Net investment income (loss) .........................      0.32(a)      0.13       (0.06)       (0.07)      (0.00)(b)
   Net realized and unrealized gain (loss) on investments
     and securities sold short ..........................     (0.02)          --       (0.05)       (0.14)      (1.44)
                                                            -------      -------     -------      -------     -------
   Total from investment operations .....................      0.30         0.13       (0.11)       (0.21)      (1.44)
                                                            -------      -------     -------      -------     -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ................................     (0.38)       (0.18)         --           --          --
                                                            -------      -------     -------      -------     -------
   Total distributions ..................................     (0.38)       (0.18)         --           --          --
                                                            -------      -------     -------      -------     -------
   REDEMPTION FEES ......................................        --         0.00(b)       --           --          --
                                                            -------      -------     -------      -------     -------
   NET ASSET VALUE, END OF PERIOD .......................   $ 10.36      $ 10.44     $ 10.49      $ 10.60     $ 10.81
                                                            =======      =======     =======      =======     =======
   Total return + .......................................      2.88%        1.23%      (1.04)%      (1.94)%    (11.76)%
                                                            =======      =======     =======      =======     =======
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) .................   $31,103      $37,614     $41,258      $60,846     $80,827
   Ratio of net investment income (loss) to
     average net assets .................................      2.99%        1.27%      (0.61)%      (0.61)%     (0.00)%
   Ratio of operating expenses to average net assets ....      2.14%        2.14%       1.90%        1.67%       1.63%
   Ratio of operating expenses to average net assets
     excluding the effect of dividends on
     securities sold short ..............................      1.87%        1.85%       1.77%        1.64%       1.61%
   Portfolio turnover rate ..............................       121%         149%        176%         244%        776%

--------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.
(a) Per share data is calculated  using the average shares  outstanding  method.
(b) Amount represents less than $0.005 per share.

--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2006, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income) totaling $0.38. For the fiscal year ended December 31, 2006, 10.88% of the ordinary income dividend qualifies for the dividend received deduction available to corporations, and 7.03% of the ordinary income distribution was qualified dividend income.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2006 which was derived from U.S. Treasury securities was 76.33%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. GAMCO Mathers Fund met this strict requirement in 2006. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

GAMCO MATHERS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of GAMCO Mathers Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GAMCO Mathers Fund (the "Fund") (formerly Gabelli Mathers Fund), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Fund's custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GAMCO Mathers Fund at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 16, 2007

                               GAMCO MATHERS FUND

     BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)

At its meeting on August 15, 2006, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" (the "independent trustees") of the Fund. The following paragraphs summarize the material information and factors considered by the independent trustees as well as their conclusions relative to such factors.

         ANNUAL APPROVAL OF CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT

NATURE, EXTENT AND QUALITY OF SERVICES. The independent trustees considered information regarding the Fund's portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The independent trustees noted the experience, length of service, and reputation of the Fund's portfolio manager.

INVESTMENT PERFORMANCE. The independent trustees reviewed the short, medium, and long-term performance of the Fund since inception against four Lipper peer group classifications: Specialty Diversified Equity, Equity Market Neutral, Long/Short Equity, and Dedicated Short Bias, and also against a much smaller group of funds identified by the portfolio manager as actively managed bear funds. The independent trustees concluded that the first three Lipper categories contained a high proportion of funds whose portfolios and management style appeared to bear little resemblance to the portfolio and management style of the Fund. The independent trustees determined that the Dedicated Short Bias Lipper category and the Adviser's grouping were better but nonetheless imprecise fits inasmuch as the Fund has recently had a moderate short bias within what appeared to the independent trustees to be a considerably more risk averse strategy than most of the funds in these two categories. The independent trustees requested the Adviser to periodically update them with performance comparisons to the foregoing categories and to continue to evaluate whether there were other funds managed in a manner similar to the fund that could be used to create a customized peer group. The independent trustees concluded that the Fund's recent and intermediate performance was reasonable in comparison to that of the funds in the Dedicated Short Bias category and the Adviser's actively managed bear fund grouping.

PROFITABILITY. The independent trustees reviewed summary data regarding the absence of profitability of the Fund to the Adviser. The independent trustees also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of commissions from portfolio transactions.

ECONOMIES OF SCALE. The independent trustees noted that potential economies of scale were not relevant to the Fund at this time in light of the steady erosion of Fund assets due to redemptions.

SHARING OF ECONOMIES OF SCALE. The independent trustees noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

                               GAMCO MATHERS FUND

           BOARD CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT
                            (UNAUDITED) (CONTINUED)

SERVICE AND COST COMPARISONS. The independent trustees compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Lipper peer group of specialty diversified funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The independent trustees noted that the Fund's expense ratio was above average and the Fund's size was below average within this group. The independent trustees compared the management fee to the fee for other funds managed by the Adviser but did not compare it to the fees of other types of accounts, such as institutional separate accounts, managed by an affiliated adviser.

CONCLUSIONS. The independent trustees concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a performance record that was understandable in relation to the disclosures in the Fund's prospectus and periodic shareholder reports as to its purpose and the outlook of the portfolio manager. The independent trustees also concluded that although the Fund's expense ratios were higher than average and would be unusually high for a short-term fixed income fund if the Fund continued to be managed with a portfolio of that nature, they were reasonable in comparison with the available peer groups in light of the Fund's size, and that economies of scale were not a factor in their thinking. The independent trustees did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent trustees determined to recommend the continuation of the Advisory Agreement to the full Board of Trustees. The independent trustees noted that they gave substantial consideration to the clarity of the Fund's disclosures regarding its objectives and investment outlook and that they would actively monitor the level of the Fund's short-term fixed income portfolio and the Fund's performance over the coming year.

GAMCO MATHERS FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to GAMCO Mathers Fund at One Corporate Center, Rye, NY 10580-1422.

                             TERM OF        NUMBER OF
NAME, POSITION(S)          OFFICE AND     FUNDS IN FUND
    ADDRESS 1               LENGTH OF   COMPLEX OVERSEEN       PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
    AND AGE               TIME SERVED 2     BY TRUSTEE          DURING PAST FIVE YEARS                  HELD BY TRUSTEE 5
-----------------         -------------     ----------          ----------------------                  -----------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI, CFA       Since 1999          24      Chairman of the Board and Chief Executive    Director of Morgan Group
Trustee and Chairman                                    Officer of GAMCO Investors, Inc. and         Holdings, Inc. (transportation
Age: 64                                                 Chief Investment Officer - Value Portfolios  services); Chairman of the
                                                        of Gabelli Funds, LLC and GAMCO Asset        Board of Lynch Interactive
                                                        Management Inc.;  Director/Trustee or Chief  Corporation  (multimedia and
                                                        Investment Officer of other  registered      communication services
                                                        investment companies in the Gabelli Funds    company)
                                                        complex; Chairman and Chief Executive
                                                        Officer of GGCP, Inc.

HENRY G. VAN DER EB, CFA 4  Since 1976           3      Vice President of GAMCO Investors,Inc.               --
Trustee, President and                                  since August 2004; President and CEO of
Chief Executive Officer                                 Mathers Fund since 1999; Senior Vice
Age: 61                                                 President and Portfolio Manager of
                                                        Gabelli Funds, LLC and GAMCO Asset
                                                        Management Inc. since 1999
INDEPENDENT TRUSTEES 6:
-----------------------
E. VAL CERUTTI              Since 2001           7      Chief Executive Officer of Cerutti           Director of The LGL Group,
Trustee                                                 Consultants, Inc.; Adviser to                Inc. (diversified
Age: 67                                                 Iona College Hagan School of Business        manufacturing)

ANTHONY J. COLAVITA         Since 1999          34      Partner in the law firm of                           --
Trustee                                                 Anthony J. Colavita, P.C.
Age: 71

VINCENT D. ENRIGHT          Since 1999          13      Former Senior Vice President and Chief               --
Trustee                                                 Financial Officer of KeySpan Energy
Age: 63                                                 Corporation (utility company)
                                                        (1994-1998)

ANTHONY R. PUSTORINO        Since 1999          14      Certified Public Accountant;                 Director of The LGL
Trustee                                                 Professor Emeritus, Pace University          Group, Inc. (diversified
Age: 81                                                                                              manufacturing)

WERNER J. ROEDER, MD        Since 1999          23      Director of Lawrence                                 --
Trustee                                                 Hospital and practicing private physician
Age: 66

ANTHONIE C. VAN EKRIS       Since 1999          17      Chairman of BALMAC International, Inc.               --
Trustee                                                 (commodities and futures trading)
Age: 72

GAMCO MATHERS FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

                           TERM OF
NAME, POSITION(S)        OFFICE AND
    ADDRESS 1             LENGTH OF                          PRINCIPAL OCCUPATION(S)
    AND AGE             TIME SERVED 2                        DURING PAST FIVE YEARS
--------------          ------------                         ----------------------
OFFICERS:
---------
BRUCE N. ALPERT          Since 1999          Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
Executive Vice President                     since 1988 and an officer of all of the registered investment companies
Age: 55                                      in the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                             since 1998

EDITH L. COOK 4          Since 1984          Vice President of GAMCO Mathers Fund since 1999
Vice President
Age: 65

HEIDI M. KOONTZ 4        Since 1995          Vice President of GAMCO Mathers Fund since 1999
Vice President
Age: 38

JAMES E. MCKEE           Since 1999          Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Vice President and                           since 1999 and GAMCO Asset Management Inc. since 1993; Secretary
Secretary                                    of all of the registered investment companies in the Gabelli Funds complex
Age: 43

AGNES MULLADY            Since 2006          Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                    complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                      and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                             Chief Financial Officer of AMIC Distribution Partners from 2002 through
                                             2004; Controller of Reserve Management Corporation and Reserve
                                             Partners, Inc. and Treasurer of Reserve Funds from 2000 through 2002

ANNE E. MORRISSY, CFA 4  Since 1987          Executive Vice President of GAMCO Mathers Fund and Vice President of
Executive Vice President                     GAMCO Investors, Inc. since 1999
Age: 45

PETER D. GOLDSTEIN       Since 2004          Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004;
Chief Compliance Officer                     Chief Compliance Officer of all of the registered investment companies
Age: 53                                      in the Gabelli Funds complex; Vice President of Goldman Sachs Asset
                                             Management from 2000 through 2004

---------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested  person" of the Fund as defined in the 1940 Act. Messrs. Gabelli and Van der Eb are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 Address: 2801 Lakeside Drive, Suite 201, Bannockburn, IL 60015.
  5 This column includes only  directorships of companies  required to report to the SEC under the Securities Exchange Ac&t of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
  6 Trustees  who are  not  interested   persons  are  considered  "Independent"
    Trustees.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                            Net Asset Value per share
                           available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

   Mario J. Gabelli, CFA                     Anthony R. Pustorino
   CHAIRMAN AND CHIEF                        CERTIFIED PUBLIC ACCOUNTANT,
   EXECUTIVE OFFICER                         PROFESSOR EMERITUS
   GAMCO INVESTORS, INC.                     PACE UNIVERSITY

   E. Val Cerutti                            Werner J. Roeder,  MD
   CHIEF EXECUTIVE OFFICER                   MEDICAL DIRECTOR
   CERUTTI CONSULTANTS, INC.                 LAWRENCE HOSPITAL

   Anthony J. Colavita                       Henry G. Van der Eb, CFA
   ATTORNEY-AT-LAW                           PRESIDENT AND CHIEF
   ANTHONY J. COLAVITA, P.C.                 EXECUTIVE OFFICER
                                             GAMCO MATHERS FUND
   Vincent D. Enright
   FORMER SENIOR VICE PRESIDENT              Anthonie C. van Ekris
   AND CHIEF FINANCIAL OFFICER               CHAIRMAN
   KEYSPAN ENERGY CORP.                      BALMAC INTERNATIONAL, INC.


                         OFFICERS AND PORTFOLIO MANAGER

   Henry G. Van der Eb, CFA                  Anne E. Morrissy, CFA
   PRESIDENT AND                             EXECUTIVE VICE PRESIDENT
   PORTFOLIO MANAGER
                                             Heidi M. Koontz
   Bruce N. Alpert                           VICE PRESIDENT
   EXECUTIVE VICE PRESIDENT
                                             Edith L. Cook
   Agnes Mullady                             VICE PRESIDENT
   TREASURER
                                             Peter D. Goldstein
   James E. McKee                            CHIEF COMPLIANCE OFFICER
   VICE PRESIDENT
   AND SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB1726Q406SR


                                                                           GAMCO




                                                GAMCO
                                                MATHERS
                                                FUND









                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,300 for 2005 and $29,500 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,600 for 2005 and $0 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,600 for 2005 and $73,050 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  The GAMCO Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date              03/01/2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.